1(415) 856-7007

davidhearth@paulhastings.com

July 16, 2015	92937.00006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Alternative Funds — File Nos. 333-201676 and 811-23025

Ladies and Gentlemen:

We are counsel to TCW Alternative Funds (the “Trust”) and hereby submit for review the enclosed Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of additional prospectuses and a revised statement of additional information with respect to six new series of the Trust, which have been designated the TCW/Gargoyle Dynamic 500 Fund, TCW/Gargoyle Systematic Value Fund, TCW High Dividend Equities Long/Short Fund, TCW/Carlyle Liquid Tactical Fund, TCW/Carlyle Trend Following Fund and TCW/Carlyle Absolute Return Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP